UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                02/12/09
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              79
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Form 13F Information Table Value Total:            $ 744,970  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                      Column 2           Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                                Voting Authority
                              Title                            Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer                of Class           Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------     ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

AGCO Corp                     NOTE 1.75% 12/31/33001084AL6       5,888  5,000,000 PRIN      SOLE             5,000,000
Advance Auto Parts Inc.       COM                00751Y106         958     28,460 SH        SOLE                28,460
Alpha Natural Res's Inc.      COM                02076X102         201     12,400 SH        SOLE                12,400
America Movil S.A. de C.V.    SPON ADR L SHS     02364W105       1,962     63,300 SH        SOLE                63,300
American Elec Power Co Inc.   COM                025537101       4,856    145,900 SH        SOLE               145,900
Amgen Inc                     NOTE .125% 2/1/11  031162AN0       8,651  9,000,000 PRIN      SOLE             9,000,000
Atwood Oceanics Inc.          COM                050095108       1,415     92,600 SH        SOLE                92,600
BioMarin Pharm Inc.           COM                09061G101       2,380    133,700 SH        SOLE               133,700
Biogen Idec Inc.              COM                09062X103       3,572     75,000 SH        SOLE                75,000
CSX Corp                      COM                126408103       1,624     50,000 SH        SOLE                50,000
Celgene Corp                  COM                151020104       2,764     50,000 SH        SOLE                50,000
Centene Corp                  COM                15135B101       2,957    150,000 SH        SOLE               150,000
Centex Corp                   COM                152312104       8,246    775,000 SH        SOLE               775,000
Chesapeake Energy Corp.       NOTE 2.5% 12/15/37 165167BZ9      25,458 44,821,000 PRIN      SOLE            44,821,000
Chesapeake Energy Corp        NOTE 2.25% 12/15/38165167CB1      21,316 47,500,000 PRIN      SOLE            47,500,000
China Mobile (Hong Kong) Ltd  SPON ADR           16941M109       1,271     25,000 SH        SOLE                25,000
City National Corp            COM                178566105      24,350    500,000 SH        SOLE               500,000
Computer Associates           NOTE 1.625% 12/15/9204912AQ2       4,295  4,000,000 PRIN      SOLE             4,000,000
Constellation Energy Group    COM                210371100       5,018    200,000 SH        SOLE               200,000
EMC Corp                      NOTE 1.75% 12/1/11 268648AK8       2,441  2,500,000 PRIN      SOLE             2,500,000
EMC Corp                      NOTE 1.75% 12/1/13 268648AM4       7,004  7,500,000 PRIN      SOLE             7,500,000
Endo Pharm's Hldgs Inc.       COM                29264F205      11,646    450,000 SH        SOLE               450,000
Entergy Corp                  COM                29364G103       1,372     16,500 SH        SOLE                16,500
Equitable Resources, Inc      COM                294549100       2,181     65,000 SH        SOLE                65,000
Exelon Corp                   COM                30161N101      27,121    487,696 SH        SOLE               487,696
FPL Group Inc.                COM                302571104       2,954     58,700 SH        SOLE                58,700
Freeport McMoran C&G, Inc.    PFD CONV           35671D782       3,506     75,000 SH        SOLE                75,000
Freeport McMoran C&G, Inc.    COM                35671D857      24,440  1,000,000 SH        SOLE             1,000,000
Fresnius Kabi Pharm Hldg Inc. RIGHT 6/30/11      35802M115         175    500,000 SH        SOLE               500,000
Gilead Sciences               NOTE .5% 5/1/11    375558AG8       6,744  5,000,000 PRIN      SOLE             5,000,000
Great Plains Energy Inc       COM                391164100       1,933    100,000 SH        SOLE               100,000
Helmerich & Payne Inc.        COM                423452101      26,986  1,186,200 SH        SOLE             1,186,200
Hess Corp                     COM                42809H107       6,705    125,000 SH        SOLE               125,000
Indevus Pharms Inc.           COM                454072109       1,727    550,000 SH        SOLE               550,000
InterMune Inc.                COM                45884X103       9,186    868,234 SH        SOLE               868,234
China 25 Index Fund i Shares  FTSE ZNHUA IDX     464287184       4,540    155,600 SH        SOLE               155,600
JP Morgan Chase & Co          COM                46625H100      95,546  3,030,318 SH        SOLE             3,030,318
Lorillard Inc.                COM                544147101       1,437     25,500 SH        SOLE                25,500
Medarex Inc.                  COM                583916101       1,116    200,000 SH        SOLE               200,000
Medarex Inc.                  NOTE 2.25% 4/15/11 583916AG6       3,381  5,000,000 PRIN      SOLE             5,000,000
Medicis Pharm Corp            CL A               584690309       2,433    175,000 SH        SOLE               175,000
Medtronic Inc.                NOTE 1.5% 4/15/11  585055AL0      11,160 12,000,000 PRIN      SOLE            12,000,000
Mobile TeleSystems            SPON ADR           607409109       3,039    113,900 SH        SOLE               113,900
Momenta Pharm Inc.            COM                60877T100       2,900    250,000 SH        SOLE               250,000
Monsanto Co                   COM                61166W101       3,515     49,962 SH        SOLE                49,962
Mylan Inc.                    PFD CONV           628530206      90,843    141,500 SH        SOLE               141,500
NRG Energy Inc.               PFD CONV MAND      629377870      13,540     65,000 SH        SOLE                65,000
NV Energy Inc.                COM                67073Y106       7,632    771,700 SH        SOLE               771,700
OSI Pharms Inc.               COM                671040103      17,580    450,200 SH        SOLE               450,200
PPL Corp                      COM                69351T106       1,768     57,600 SH        SOLE                57,600
Petrohawk Energy Corp         COM                716495106      12,606    806,500 SH        SOLE               806,500
Potash Corp of Sas Inc.       COM                73755L107       3,661     50,000 SH        SOLE                50,000
Progress Energy Inc.          COM                743263105         996     25,000 SH        SOLE                25,000
Public Service Ent Grp Inc    COM                744573106       4,122    141,300 SH        SOLE               141,300
Replidyne Inc.                COM                76028W107       1,287  1,383,918 SH        SOLE             1,383,918
Rigel Pharms Inc.             COM                766559603       4,400    550,000 SH        SOLE               550,000
S&P 500 SPDR Trust            UNIT SER 1         78462F103       3,222     35,700 SH        SOLE                35,700
Salix Pharms Ltd.             COM                795435106       1,766    200,000 SH        SOLE               200,000
Sepracor Inc.                 COM                817315104       9,608    875,000 SH        SOLE               875,000
Sepracor Inc.                 NOTE 0% 10/15/24   817315AW4       1,386  1,500,000 PRIN      SOLE             1,500,000
Suncor Energy Inc.            COM                867229106       1,615     82,800 SH        SOLE                82,800
Symantec Corp                 NOTE .75% 6/15/11  871503AD0      28,350 30,000,000 PRIN      SOLE            30,000,000
Synta Pharms Corp             COM                87162T206       4,763    778,230 SH        SOLE               778,230
Terra Industries Inc.         COM                880915103      11,836    710,000 SH        SOLE               710,000
US Bancorp                    DBCV 12/11/35      902973AM8       4,563  5,000,000 PRIN      SOLE             5,000,000
Unisource Energy Corp         COM                909205106      52,610  1,791,900 SH        SOLE             1,791,900
Vale Capital Ltd              NT RIO CV          91912C208       8,043    300,000 SH        SOLE               300,000
Vertex Pharms, Inc.           COM                92532F100       7,595    250,000 SH        SOLE               250,000
Wachovia Corp                 CONV 7.5% PFD CL A 929903219       3,750      5,000 SH        SOLE                 5,000
Wal-Mart Stores Inc.          COM                931142103       1,222     21,800 SH        SOLE                21,800
Wells Fargo & Co              COM                949746101       2,653     90,000 SH        SOLE                90,000
Wyeth Inc.                    COM                983024100      22,506    600,000 SH        SOLE               600,000
XTO Energy Inc.               COM                98385X106          28        800 SH        SOLE                   800
Xcel Energy,  Inc.            COM                98389B100       3,506    189,000 SH        SOLE               189,000
Energy XXI Acquisition Corp   COM SHS            G10082108         994  1,258,523 SH        SOLE             1,258,523
Noble Corp                    SHS                G65422100       3,240    146,693 SH        SOLE               146,693
Transocean Inc.               SHS                G90073100      11,798    249,700 SH        SOLE               249,700
Warner Chilcott Ltd           COM CL A           G9435N108       7,975    550,000 SH        SOLE               550,000
Teekay Offshore Partners LP   PARTNERSHIP UN     Y8565J101       1,136    104,200 SH        SOLE               104,200

Grand Total                                                    744,970


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